Fund Summary
Franklin Custodian Funds-20 | Franklin U.S. Government Securities Fund
Investment Goal
Income.
Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A and Class M if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 111 in the Fund's Prospectus and under “Buying and Selling Shares” on page 77 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – "Intermediary Sales Charge Discounts and Waivers" to the Fund’s prospectus.

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 or Advisor Class shares.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees {- Franklin U.S. Government Securities Fund} - Franklin Custodian Funds-20 - Franklin U.S. Government Securities Fund	Class A		Class M	[1]	Class C	Class R	Class R6	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	4.25%		4.25%		none	none	none	none
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	none	[2]	none	[2]	1.00%	none	none	none
[1]	The Fund began offering Class M shares on January 25, 2018.
[2]	There is a 0.75% contingent deferred sales charge that applies to investments of $1 million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses {- Franklin U.S. Government Securities Fund} - Franklin Custodian Funds-20 - Franklin U.S. Government Securities Fund		Class A	Class M	Class C	Class R	Class R6	Advisor Class
Management fees		0.45%	0.45%	0.45%	0.45%	0.45%	0.45%
Distribution and service (12b-1) fees	[1]	0.15%	0.25%	0.65%	0.50%	none	none
Other expenses	[2],[3]	0.17%	0.17%	0.17%	0.17%	0.05%	0.17%
Total annual Fund operating expenses	[1]	0.77%	0.87%	1.27%	1.12%	0.50%	0.62%
[1]	Class R distribution and service (12b-1) fees have been restated to reflect the current fiscal year's distribution and service (12b-1) fees.
[2]	Other expenses of the Fund have been restated to exclude non-recurring period expenses and for Class R6 shares, to reflect current fiscal year expenses. If non-recurring prior period expenses were included in the table above, the amounts stated would have been greater. Consequently, the total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights.
[3]	The Fund began offering Class M shares on January 25, 2018. Other expenses for Class M are based on estimated amounts for the current year.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example {- Franklin U.S. Government Securities Fund} - Franklin Custodian Funds-20 - Franklin U.S. Government Securities Fund - USD ($)	Class A	Class M	Class C	Class R	Class R6	Advisor Class
1 year	$ 500	$ 510	$ 229	$ 114	$ 51	$ 63
3 years	661	691	403	356	160	199
5 years	835	887	697	617	280	346
10 years	$ 1,339	$ 1,425	$ 1,534	$ 1,363	$ 628	$ 774

If you do not sell your shares:
Expense Example, No Redemption {- Franklin U.S. Government Securities Fund}	Franklin Custodian Funds-20 Franklin U.S. Government Securities Fund Class C USD ($)
1 Year	$ 129
3 Years	403
5 Years	697
10 Years	$ 1,534

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 86.72% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in U.S. government securities. The Fund presently invests substantially all of its assets in Government National Mortgage Association obligations (Ginnie Maes). Ginnie Maes represent an ownership interest in mortgage loans pooled together for sale to investors to finance purchases of homes. The mortgage loans may have either fixed or adjustable interest rates. As the underlying mortgage loans are paid off, Ginnie Maes provide investors with monthly payments of interest and principal as well as any unscheduled prepayments on the underlying mortgage loans.

Ginnie Maes carry a guarantee as to the timely repayment of principal and interest that is backed by the full faith and credit of the U.S. government. The full faith and credit guarantee does not apply to the market prices and yields of the Ginnie Maes or to the net asset value or performance of the Fund, which will vary with changes in interest rates and other market conditions.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Interest Rate

When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand of bonds. In general, securities with longer maturities or durations are more sensitive to interest rate changes.

Prepayment

The Fund may receive unscheduled payments of principal due to voluntary prepayments, refinancing or foreclosure on the underlying mortgage loans. To the Fund this means a loss of anticipated interest. Also, if a security has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Prepayments generally increase when interest rates fall.

Extension

The market value of some debt securities (such as certain asset-backed and mortgage-backed securities) will be adversely affected when bond calls or prepayments on underlying mortgages or other assets are less or slower than anticipated, particularly when interest rates rise. When that occurs, the effective maturity date of the Fund’s investment may be extended, resulting in an increase in interest rate sensitivity to that of a longer-term instrument. Such extension may also effectively lock-in a below market interest rate and reduce the value of the debt security.

Ginnie Maes

Ginnie Maes differ from conventional corporate debt securities because principal is paid back monthly over the life of the security rather than at maturity. The Fund may receive unscheduled payments of principal due to voluntary prepayments, refinancing or foreclosure on the underlying mortgage loans. Because of prepayments, Ginnie Maes may be less effective than some other types of securities as a means of "locking in" long-term interest rates and may have less potential for capital appreciation during periods of falling interest rates. A reduction in the anticipated rate of principal prepayments, especially during periods of rising interest rates, may increase the effective maturity of Ginnie Maes, making them more susceptible than some other debt securities to a decline in market value when interest rates rise.

Income

Because the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds.

Credit

U.S. government investments generally have the least credit risk but are not completely free of credit risk. Any downgrade of securities issued by the U.S. government may result in a downgrade of securities issued by its agencies or instrumentalities, including securities issued by Ginnie Mae. While securities issued by Ginnie Mae are backed by the full faith and credit of the U.S. government, guarantees of principal and interest do not apply to market prices, yields or the Fund’s share price.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Market

The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

The secondary index in the table below shows how the Fund's performance compares with the returns of an index of funds with similar investment objectives as the Fund.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns

Best Quarter:	Q4'08	3.86%
Worst Quarter:	Q2'13	-2.09%

Average Annual Total Returns (figures reflect sales charges) For the periods ended December 31, 2017
Average Annual Total Returns{- Franklin U.S. Government Securities Fund} - Franklin Custodian Funds-20 - Franklin U.S. Government Securities Fund	Past 1 year	Past 5 years	Past 10 years	Since Inception	[1]
Class A | Return Before Taxes	(3.60%)	0.11%	2.62%
Class A | After Taxes on Distributions	(4.86%)	(1.30%)	1.15%
Class A | After Taxes on Distributions and Sales	(2.04%)	(0.55%)	1.42%
Class C | Return Before Taxes	(0.73%)	0.48%	2.56%
Class R | Return Before Taxes	0.39%	0.63%	2.71%
Class R6 | Return Before Taxes	1.04%			1.27%
Advisor Class | Return Before Taxes	0.90%	1.13%	3.22%
Bloomberg Barclays U.S. Government - Intermediate Index (index reflects no deduction for fees, expenses or taxes)	1.14%	0.92%	2.70%
Lipper GNMA Funds Classification Average (index reflects no deduction for fees, expenses or taxes)	1.05%	1.03%	3.42%
[1]	Since inception May 1, 2013.

Performance information for Class M is not available because the share class is new.

No one index is representative of the Fund's portfolio.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.